Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Expense and Capitalized Cost
Stock-based compensation expense and capitalized stock-based compensation cost for the three and nine months ended November 26, 2022 and November 27, 2021 were as follows:

	Three Months Ended		Nine Months Ended
(in thousands)	November 26, 2022	November 27, 2021	November 26, 2022	November 27, 2021
Stock-based compensation expense:
Equity-classified share-settled awards	$2,313.3	$8,878.5	$18,746.9	$26,874.8
Liability-classified cash-settled awards	(692.9)	—	1,292.7	—

Total stock-based compensation expense	$1,620.4	$8,878.5	$20,039.6	$26,874.8

Capitalized stock-based compensation cost:
Equity-classified share-settled awards	$189.4	$195.7	$764.6	$783.9
Liability-classified cash-settled awards	(74.8)	—	48.6	—

Total capitalized stock-based compensation cost	$114.6	$195.7	$813.2	$783.9

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Unit Activity
Changes in the Company’s restricted stock awards for the nine months ended November 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Shares	Weighted Average Grant- Date Fair Value
Unvested restricted stock awards, beginning of period	472	$32.38
Granted	392	4.90
Vested	(165)	38.73
Forfeited	(128)	28.21

Unvested restricted stock awards, end of period	571	$12.61

Changes in the Company’s RSUs for the nine months ended November 26, 2022 were as follows:

	Share-Settled		Cash-Settled
(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Unvested restricted stock units, beginning of period	2,600	$17.07	57	$23.44
Granted	117	11.79	2,272	8.93
Vested	(1,361)	15.10	(114)	9.82
Forfeited	(660)	18.64	(741)	10.28

Unvested restricted stock units, end of period	696	$18.55	1,474	$8.75

Changes in the Company's Performance Stock Units

Fiscal Year	Performance Period	Performance Metrics	Target Achievement Range (%)
2020	3 years	TSR	0% - 150%
2021	3 years	TSR and GM	0% - 200%
2022	3 years	TSR and GM	0% - 200%
Changes in the Company’s PSUs for the nine months ended November 26, 2022 were as follows:

(Shares in thousands)	Number of Performance Stock Units	Weighted Average Grant- Date Fair Value
Unvested performance stock units, beginning of period	1,298	$19.55
Granted	1,096	11.31
Vested	(640)	15.49
Forfeited or performance condition adjustments	(1,009)	15.43

Unvested performance stock units, end of period	745	$16.50

Fiscal Year	Performance Period	Performance Metrics	Target Achievement Range (%)
2019	3 years	TSR and EBIT	0% - 150%
2020	3 years	TSR	0% - 150%
2021	3 years	TSR and GM	0% - 200%
Changes in the Company’s PSUs for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Performance Stock Units	Weighted Average Grant-Date Fair Value
Unvested performance stock units, beginning of period	1,475	$14.36
Granted	634	29.00
Vested	(17)	12.38
Forfeited	(794)	17.62

Unvested performance stock units, end of period	1,298	$19.55

Assumptions Used To Estimate the Black-Scholes Fair Value of Performance Stock Units Granted
The fair value of the PSUs granted in fiscal 2022 and 2021, for which performance during the three-year period will be based on a relative three-year goal metric relative to a peer group as indicated above, was estimated on the date of the grant using a Monte Carlo simulation that uses the assumptions noted in the following table.

	Nine Months Ended
Monte Carlo Simulation Assumptions	November 26, 2022	November 27, 2021
Risk Free Interest Rate	2.81%	0.29%
Expected Dividend Yield	— %	— %
Expected Volatility	54.02%	52.21%
Expected Term	3 years	3 years

The fair value of the PSUs granted in Fiscal 2021 for which performance during the three-year period will be based on a relative three-year Total Shareholder Return (“TSR”) goal relative to a peer group was estimated on the date of the grant using a Monte Carlo simulation that uses the assumptions noted in the following table.

Fiscal Year Ended
Monte Carlo Simulation Assumptions	February 26, 2022
Risk Free Interest Rate	0.29%
Expected Dividend Yield	—%
Expected Volatility	52.21%
Expected Term (in years)	3 years

Changes in the Company's Restricted Stock
Changes in the RSUs granted as inducement awards for the nine months ended November 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Unvested restricted stock units, beginning of period	437	$6.10
Granted	—	—
Vested	(437)	6.09
Forfeited	—	—

Unvested restricted stock units, end of period	—	$—

Changes in the Company’s restricted stock awards for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested restricted stock awards, beginning of period	935	$34.34
Granted	47	29.58
Vested	(324)	39.01
Forfeited	(186)	29.96

Unvested restricted stock awards, end of period	472	$32.38

Changes in the Company’s RSUs for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units, beginning of period	2,270	$14.04
Granted	1,108	24.91
Vested	(420)	17.03
Forfeited	(358)	22.16

Unvested restricted stock units, end of period	2,600	$17.07

Changes in the RSUs granted as inducement awards for the fiscal year ended February 26, 2022 were as follows:

(Shares in thousands)	Number of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units, beginning of period	949	$7.36
Granted	—	—
Vested	(512)	8.43
Forfeited	—	—

Unvested restricted stock units, end of period	437	$6.10

Assumptions Used To Estimate the Black-Scholes Fair Value of Stock Options Granted	The weighted average fair value for the stock options granted in Fiscal 2019 was $4.18.

Fiscal Year Ended
Black-Scholes Valuation Assumptions (1)	February 29, 2020
Weighted Average Expected Life (in years) (2)	7.6 years
Weighted Average Expected Volatility (3)	39.41%
Weighted Average Risk Free Interest Rates (4)	2.39%
Expected Dividend Yield (5)	4.34%

(1)	Forfeitures were estimated based on historical experience.
(2)	The expected life of stock options was estimated based on historical experience.
(3)
Expected volatility was based on the average of historical and implied volatility. The historical volatility was determined by observing actual prices of the Company’s stock over a period commensurate with the expected life of the awards. The implied volatility represented the implied volatility of the Company’s call options, which were actively traded on multiple exchanges, had remaining maturities in excess of twelve months, had market prices close to the exercise prices of the employee stock options and were measured on the stock option grant date.

(4)	Based on the U.S. Treasury constant maturity interest rate whose term was consistent with the expected life of the stock options.
(5)	Expected dividend yield was estimated based on anticipated dividend payouts.